Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Revenue
Revenue	$ 20,337,881	$ 679,969	$ 18,480,027	$ 17,940,855
Operating profit (loss)	2,457,119	82,150	2,099,721	2,239,881
Interest expense	(171,075)		(152,416)	(190,425)
Share of profit (loss) of associates	(154,926)	$ (5,179)	(300,101)	(179,491)
Purchase of property, plant and equipment	4,896,656		4,945,570
Continuing operations [member]
Revenue
Revenue	20,337,881		18,480,027	17,940,855
Operating profit (loss)	2,457,119		2,099,721	2,239,881
Depreciation expenses	(3,731,914)		(3,376,579)	(2,899,278)
Interest income	64,368		49,971	53,123
Interest expense	(171,075)		(152,416)	(190,425)
Share of profit (loss) of associates	(154,926)		(300,101)	(179,491)
Purchase of property, plant and equipment	4,896,656		4,945,570	4,702,691
Continuing operations [member] | External [member]
Revenue
Revenue	20,337,881		18,480,027	17,940,855
Continuing operations [member] | Operating segments [member] | Testing [member]
Revenue
Revenue	4,257,800		4,790,097	4,838,246
Operating profit (loss)	709,142		1,306,742	1,448,939
Depreciation expenses	(802,740)		(769,660)	(673,393)
Purchase of property, plant and equipment	764,105		1,563,919	836,894
Continuing operations [member] | Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	4,257,800		4,790,097	4,838,246
Continuing operations [member] | Operating segments [member] | Assembly [member]
Revenue
Revenue	5,148,877		4,679,676	5,259,281
Operating profit (loss)	(227,096)		(207,700)	(55,198)
Depreciation expenses	(521,311)		(578,205)	(597,500)
Purchase of property, plant and equipment	548,063		321,976	655,879
Continuing operations [member] | Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	5,148,877		4,679,676	5,259,281
Continuing operations [member] | Operating segments [member] | LCDD [member]
Revenue
Revenue	6,922,205		5,694,720	4,790,116
Operating profit (loss)	1,740,720		1,226,755	1,285,495
Depreciation expenses	(1,796,951)		(1,400,784)	(1,048,587)
Purchase of property, plant and equipment	3,077,806		2,732,141	2,615,153
Continuing operations [member] | Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	6,922,205		5,694,720	4,789,869
Continuing operations [member] | Operating segments [member] | LCDD [member] | Intersegment [member]
Revenue
Revenue				247
Continuing operations [member] | Operating segments [member] | Bumping [member]
Revenue
Revenue	4,008,999		3,315,534	3,053,459
Operating profit (loss)	232,404		(202,497)	(336,123)
Depreciation expenses	(604,553)		(627,412)	(579,605)
Purchase of property, plant and equipment	506,635		327,251	594,765
Continuing operations [member] | Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	4,008,999		3,315,534	3,053,459
Continuing operations [member] | Operating segments [member] | Others [member]
Revenue
Revenue	32,808		35,738	35,808
Operating profit (loss)	1,931		(23,433)	(100,545)
Depreciation expenses	(6,359)		(518)	(503)
Interest income	64,368		49,971	53,123
Interest expense	(171,075)		(152,416)	(190,425)
Share of profit (loss) of associates	(370,351)		(668,377)	1,347,851
Purchase of property, plant and equipment	47		283
Continuing operations [member] | Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	32,808		35,738	35,808
Continuing operations [member] | Elimination [member]
Revenue
Revenue	(32,808)		(35,738)	(36,055)
Operating profit (loss)	18		(146)	(2,687)
Depreciation expenses				310
Share of profit (loss) of associates	215,425		368,276	(1,527,342)
Continuing operations [member] | Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (32,808)		$ (35,738)	(36,055)
Discontinued operations: Unimos Shanghai [member]
Revenue
Revenue				227,095
Operating profit (loss)				(25,394)
Interest income				464
Interest expense				(2,414)
Discontinued operations: Unimos Shanghai [member] | External [member]
Revenue
Revenue				$ 227,095